STOCKHOLDERS EQUITY	6 Months Ended	9 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
STOCKHOLDERS EQUITY [Text Block]

NOTE 6 – STOCKHOLDERS’ EQUITY

We are authorized to issue 1,125,000,000 shares of $0.001 par value common stock. On May 31, 2013, we effected a 15 -for- 1 forward stock split of our $0.001 par value common stock. All shares and per share amounts have been retroactively restated to reflect the split discussed above.

Prior to the acquisition of Alkaline Water Corp., we had 109,500,000 shares of common stock issued and outstanding.

On May 31, 2013, we issued 43,000,000 shares in exchange for a 100% interest in Alkaline Water Corp. For accounting purposes, the acquisition of Alkaline Water Corp. by The Alkaline Water Company Inc. has been recorded as a reverse acquisition of a company and recapitalization of Alkaline Water Corp. based on the factors demonstrating that Alkaline Water Corp. represents the accounting acquirer. Consequently, after the closing of this agreement we adopted the business of Alkaline Water Corp.’s wholly-owned subsidiary, Alkaline 88, LLC.

As part of the acquisition, the former management of the Company agreed to cancel 75,000,000 shares of common stock.

On May 31, 2013, we sold 1,312,500 units at $0.40 per share for total cash of $525,000. Each unit consisted of one share of common stock, one warrant which entitles the holder to purchase one share of common stock for a period of 2 years with an exercise price of $0.50 per share, and 1/2 warrant which entitles the holder to purchase 1/2 share of common stock for a period of 2 years with an exercise price of $0.60 per share.

On May 31, 2013, we converted principal amount of $225,000 and accrued interest of $4,870 into 574,675 units at $0.40 per share for total debt converted of $229,870. Each unit consisted of one share of common stock, one warrant which entitles the holder to purchase one share of common stock for a period of 2 years with an exercise price of $0.50 per share, and 1/2 warrant which entitles the holder to purchase 1/2 share of common stock for a period of 2 years with an exercise price of $0.60 per share.

On August 8, 2013, we entered into a service contract which included the issuance of 250,000 common shares. These shares were valued at fair value of $0.55 per share and have been charged as stock compensation to general and administrative expense.

On August 20, 2013, we received $500,000 in a private placement of our common stock, which closed on October 8, 2013 at $0.40 per share. As of September 30, 2013, the common stock underlying this private placement was classified as Common Stock Issuable.

NOTE 8 – STOCKHOLDERS’ DEFICIT

The Company is authorized to issue 1,000,000 shares of $0.001 par value common stock, class A.

Common Stock

Prior to the acquisition of Alkaline 84, LLC, the Company had 0 shares of common stock, class A issued and outstanding.

On March 31, 2013, the Company issued 100,000 shares in exchange for a 100% interest in Alkaline 84, LLC. For accounting purposes, the acquisition of Alkaline 84, LLC by the Company has been recorded as a reverse acquisition of a public company and recapitalization of Alkaline 84, LLC based on the factors demonstrating that Alkaline 84, LLC represents the accounting acquirer. The Company changed its business direction and is now a beverage company.